Discontinued operations and assets and liabilities held for sale (Tables)	6 Months Ended
Sep. 30, 2018
Discontinued operations and assets and liabilities held for sale
Schedule of income statement and segment analysis of discontinued operations

Income statement and segment analysis of discontinued operations

	Five months	Six months
	ended	ended
	31 August	30 September
	2018	2017
	€m	€m
Revenue	1,561	2,604
Cost of sales	(1,185)	(1,721)
Gross profit	376	883
Selling and distribution expenses	(92)	(121)
Administrative expenses	(134)	(272)
Operating profit	150	490
Financing costs	(321)	(386)
(Loss)/profit before taxation	(171)	104
Income tax credit/(charge)	56	(54)
(Loss)/profit after tax of discontinued operations	(115)	50
Pre-tax loss on the re-measurement of disposal group	—	(555)
Income tax credit	—	160
After tax loss on the re-measurement of disposal group	—	(395)
Loss on sale of disposal group	(3,420)	—
Loss for the period from discontinued operations	(3,535)	(345)

Schedule of (Loss)/earnings per share from discontinued operations	Loss per share from discontinued operations

	eurocents	eurocents
- Basic	(12.87c)	(1.23c)
- Diluted	(12.87c)	(1.23c)

Schedule of Total comprehensive (expense)/income for the financial year from discontinued operations

Total comprehensive expense for the period from discontinued operations

	€m	€m
Attributable to owners of the parent	(3,535)	(345)

For the five months ended 31 August 2018, the Group recorded a loss on disposal of Vodafone India of €3,420 million as set out in note 8 “Acquisitions and disposals”. This loss is presented within discontinued operations.

For the six months ended 30 September 2017, the Group recorded a non-cash charge of €555 million (€395 million net of tax) to reduce the carrying value of Vodafone India to fair value less costs to sell. Vodafone India’s fair value less costs to sell was not observable in a quoted market and accordingly it was determined with reference to the outcomes from the application of a number of potential valuation techniques, which are considered to result in a “level 2” valuation as per IFRS 13. As such significant judgement was required and involved the use of estimates. Fair value less costs to sell excluding net debt was assessed to be INR 971 billion at 30 September 2017, equivalent to €12.6 billion at the foreign exchange rate prevailing at that date.

Schedule of assets and liabilities held for sale

Assets and liabilities held for sale at 30 September 2018 represent those parts of our joint venture operations expected to be disposed of and include a 12.6% interest in Indus Towers and a 24.95% interest in Vodafone Hutchison Australia. Assets and liabilities held for sale at 31 March 2018 relate to the operations of Vodafone India. The relevant assets and liabilities are detailed in the table below.

	30 September	31 March
	2018	2018
	€m	€m
Non-current assets	(242)	10,927
Current assets	—	2,893
Total assets held for sale	(242)	13,820

Non-current liabilities	—	(7,398)
Current liabilities	—	(3,601)
Total liabilities held for sale	—	(10,999)